Document and Entity Information	30 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Amerilithium Corp.
Entity Central Index Key	0001448763
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheet (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 467,964	$ 230,554	$ 591
Accounts receivable	0	0	0
Inventory	0	0	0
Total current assets	467,964	230,554	591
Fixed Assets
Furniture and Equipment	0	0	0
Computer Equipment	6,892	6,892	0
Leasehold Improvements	0	0	0
Total Fixed Assets	6,892	6,892	0
Less Accumulated Depreciation	1,446	887	0
Net Fixed Assets	5,446	6,005	0
Other Assets
Mining Claims	7,111,000	7,111,000	0
Goodwill	0	0	0
Other assets	37,840	0	0
Total Other Assets	7,148,840	7,111,000	0
Total assets	7,622,250	7,347,559	591
Current liabilities:
Accounts payable and accrued expenses	11,438	17,303	0
Accrued taxes	0	18,360	0
Advances from shareholder	0	0	10,000
Notes payable	40,000	40,000	0
Total current liabilities	51,438	75,663	10,000
Long-term liabilities:
Convertible Debentures	467,840	0	0
Total long-term liabilities	467,840	0	0
Total liabilities	519,278	75,663	10,000
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 68,409,104, 67,277,224 and 6,800,000 shares issued and outstanding, respectively	68,409	67,277	6,800
Capital in excess of par value	8,742,842	8,416,094	129,200
Deficit accumulated during the development stage	(1,708,279)	(1,211,475)	(145,409)
Total stockholders' equity	7,102,972	7,271,896	(9,409)
Total liabilities and stockholders' deficit	$ 7,622,250	$ 7,347,559	$ 591

Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMON STOCK
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	68,406,104	67,277,224	6,800,000

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Income Statement [Abstract]
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Sales	0	0	0	0	0	0		0
General and administrative expenses:
Salaries	34,500	49,500	69,000	102,500	208,500	19,500	271,257	340,257
Depreciation and Amortization	279	279	559	329	887	0	887	1,446
Mineral Property Expenditures	24,319	65,000	194,740	65,000	287,923		287,923	286,662
Legal and professional fees	178,725	17,777	211,555	41,735	419,427	57,380	490,045	897,600
Marketing and Advertising	6,584	36,920	7,744	65,081	74,116		75,287	81,871
Insurance	5,934	6,304	9,886	6,304	18,163		18,163	28,050
Dues and Subscriptions	2,138	1,923	4,490	10,750	11,824		13,469	17,959
Taxes	(18,360)	0	(18,360)	0	18,360		18,360	725
Other general and administrative	6,857	8,824	17,190	9,414	25,841	5,008	26,828	44,454
Total operating expenses	240,976	186,527	496,804	301,113	1,065,041	81,888	1,202,219	1,699,023
(Loss) from operations	(240,976)	(186,527)	(496,804)	(301,113)	(1,065,041)	(81,888)	(1,202,219)	(1,699,023)
Other income (expense):
Interest Income	0	0	0	0	0	0	0	0
Currency losses	0	(4,579)	0	(6,262)	0	(877)	(8,231)	(8,231)
Interest (expense)	0	(600)	0	(1,000)	(1,025)	0	(1,025)	(1,025)
(Loss) before taxes	(240,976)	(191,706)	(496,804)	(308,375)	(1,066,066)	(82,765)	(1,211,475)	(1,708,279)
Provision (credit) for taxes on income	0	0	0	0	0	0	0	0
Net (loss)	$ (240,976)	$ (191,706)	$ (496,804)	$ (308,375)	$ (1,066,066)	$ (82,765)	$ (1,211,475)	$ (1,708,279)
Basic earnings (loss) per common share	$ 0.0035	$ 0.0032	$ 0.0073	$ 0.0051	$ 0.0174	$ 0.0015
Weighted average number of shares outstanding	68,094,262	59,892,362	68,094,262	59,892,362	61,338,612	54,115,072

Statements of Stockholders' Deficit (USD $)	Common Stock	Capital in Excess of Par Value	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Feb. 03, 2004	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Feb. 03, 2004	0
Shares Issued, Shares	4,740,000
Shares Issued, Amount	4,740	14,060		18,800
Net (loss)			(104)	(104)
Ending Balance, Amount at Dec. 31, 2005	4,740	14,060	(104)	18,696
Ending Balance, Shares at Dec. 31, 2005	4,740,000
Shares Issued, Shares	360,000
Shares Issued, Amount	360	6,840		7,200
Net (loss)			(20,020)	(20,020)
Ending Balance, Amount at Dec. 31, 2006	5,100	20,900	(20,124)	5,876
Ending Balance, Shares at Dec. 31, 2006	5,100,000
Net (loss)			(981)	(981)
Ending Balance, Amount at Dec. 31, 2007	5,100	20,900	(21,105)	4,895
Beginning Balance, Shares at Dec. 31, 2007	5,100,000
Shares Issued, Shares	1,500,000
Shares Issued, Amount	1,500	58,500		60,000
Net (loss)			(41,539)	(41,539)
Ending Balance, Amount at Dec. 31, 2008	6,600	79,400	(62,644)	23,356
Ending Balance, Shares at Dec. 31, 2008	6,600,000
Shares Issued, Shares	200,000
Shares Issued, Amount	200	49,800		50,000
Net (loss)			(82,765)	(82,765)
Ending Balance, Amount at Dec. 31, 2009	6,800	129,200	(145,409)	(9,409)
Ending Balance, Shares at Dec. 31, 2009	6,800,000
Forward Stock Split 8:1, Shares	54,400,000
Forward Stock Split 8:1, Amount	(1,360)	1,360		0
Stock issued for purchase of mining claims, Shares	5,950,000
Stock issued for purchase of mining claims, Amount	595	6,809,405		6,810,000
Stock issued for financing agreement, Shares	1,218,891
Stock issued for financing agreement, Amount	122	1,045,649		1,045,771
Stock issued for loan conversion, Shares	4,800,000
Stock issued for loan conversion, Amount	480	29,520		30,000
Stock issued for advisory services, Shares	175,000
Stock issued for advisory services, Amount	18	80,582		80,600
Stock issued for consultancy agreement, Shares	350,000
Stock issued for consultancy agreement, Amount	35	184,965		185,000
Stock issued for finders fee agreement, Shares	300,000
Stock issued for finders fee agreement, Amount	30	95,970		96,000
Stock issued with warrant, Shares	83,333
Stock issued with warrant, Amount	8	99,992		100,000
Net (loss)			(1,066,066)	(1,066,066)
Ending Balance, Amount at Dec. 31, 2010	$ 6,728	$ 8,476,643	$ 1,211,475	$ 7,271,896
Ending Balance, Shares at Dec. 31, 2010	67,277,224

Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Cash flows from operating activities:
Net (loss)	$ (496,804)	$ (308,375)	$ (1,066,066)	$ (82,765)	$ (1,211,475)	$ (1,708,279)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Depreciation and Amortization	559	329	887	0	887	1,446
Change in current assets and liabilities:
Inventory	0	0	0	0	0	0
Deposits	0	0	0	0	0	0
Accounts payable and accrued expenses	(24,225)	239	35,663	0	35,663	11,438
Net cash flows from operating activities	(520,470)	(307,807)	(1,029,516)	(82,765)	(1,174,925)	(1,695,395)
Cash flows from investing activities:
Purchase of fixed assets	0	(6,892)	(6,892)	0	(6,892)	(6,892)
Purchase of Mining Rights	0	(7,111,000)	(7,111,000)	0	(7,111,000)	(7,111,000)
Net cash flows from investing activities	0	(7,117,892)	(7,117,892)	0	(7,117,892)	(7,117,892)
Cash flows from financing activities:
Proceeds from sale of common stock	327,880	6,418,856	8,347,371	50,000	8,483,371	8,811,251
Convertible debenture, net of OID	430,000	0	0	0	0	430,000
Stock subscription payable	0	1,238,000	0	0	0	0
Advances from shareholder	0	(10,000)	(10,000)	10,000	0	0
Proceeds/(Payment) of notes payable	0	290,000	40,000	0	40,000	40,000
Net cash flows from financing activities	757,880	7,936,856	8,377,371	60,000	8,523,371	9,281,251
Net cash flows	237,410	511,157	229,963	(22,765)	230,554	467,964
Cash and equivalents, beginning of period	230,554	591	591	23,356	0	0
Cash and equivalents, end of period	467,964	511,748	230,554	591	230,554	467,964
Supplemental cash flow disclosures:
Cash paid for interest	0	0	1,025	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Organization and summary of significant accounting policies:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Organization and summary of significant accounting policies:

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of the Company’s organization and significant accounting policies:

Organization and nature of business –Amerilithium Corp, formerly Kodiak International Inc., (“We,” or “the Company”) is a Nevada corporation incorporated on February 2, 2004. The Company is primarily engaged in the acquisition and exploration of mining properties.

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. Upon the location of commercially mineable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2010 amounts have been made to conform to current presentations.

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment – The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from five to thirty-nine years.

Mineral Property Acquisition and Exploration Costs – The company expenses all costs related to the acquisition and exploration of mineral properties in which it has secured exploration rights prior to establishment of proven and probable reserves. Per Note 7, the Company has expanded  $7,110,000 in acquisition of mining rights.

Fair value of financial instruments and derivative financial instruments – We have adopted Accounting Standards Codification regarding Disclosure About Derivative Financial Instruments and Fair Value of Financial Instruments. The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of the Company’s organization and significant accounting policies:

Organization and nature of business –Amerilithium Corp., formerly Kodiak International Inc., (“We,” or “the Company”) is a Nevada corporation incorporated on February 2, 2004. The Company is primarily engaged in the acquisition and exploration of mining properties.

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. Upon the location of commercially mineable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2009 amounts have been made to conform to current presentations.

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment – The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from five to thirty-nine years.

Mineral Property Acquisition and Exploration Costs – The company expenses all costs related to the acquisition and exploration of mineral properties in which it has secured exploration rights prior to establishment of proven and probable reserves. Per Note 7, the Company has expanded  $7,111,000 in acquisition of mining rights.

Fair value of financial instruments and derivative financial instruments – We have adopted Accounting Standards Codification regarding Disclosure About Derivative Financial Instruments and Fair Value of Financial Instruments. The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Uncertainty, going concern:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Uncertainty, going concern:

Note 2 - Uncertainty, going concern:

At June 30, 2011, we were engaged in a business and had suffered losses from exploration stage activities to date. In addition, we have minimal operating funds. Although management is currently attempting to identify business opportunities and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. Accordingly, we must rely on our officers to perform essential functions without compensation until a business operation can be commenced.

These factors raise doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 - Uncertainty, going concern:

At December 31, 2010, we were engaged in a business and had suffered losses from exploration stage activities to date. In addition, we have minimal operating funds. Although management is currently attempting to identify business opportunities and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. Accordingly, we must rely on our officers to perform essential functions without compensation until a business operation can be commenced. No amounts have been recorded in the accompanying financial statements for the value of officers’ services, as it is not considered material.

These factors raise doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Federal income tax:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Federal income tax:

Note 3 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for refundable Federal income tax consists of the following:

	2009	2010
Refundable Federal income tax attributable to:
Current operations	$(28,140)	$(362,462)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	28,140	362,462
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2009	2010
Deferred tax asset attributable to:
Net operating loss carryover	$ 49,439	$411,902
Less, Valuation allowance	(49,439)	(411,902)
Net deferred tax asset	-	-

At December 31, 2010, an unused net operating loss carryover approximating  $1,211,475 is available to offset future taxable income; it expires beginning in 2025.

Note 3 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for refundable Federal income tax consists of the following:

	2009	2010
Refundable Federal income tax attributable to:
Current operations	$(28,140)	$(362,462)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	28,140	362,462
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2009	2010
Deferred tax asset attributable to:
Net operating loss carryover	$ 49,439	$411,902
Less, Valuation allowance	(49,439)	(411,902)
Net deferred tax asset	-	-

At December 31, 2010, an unused net operating loss carryover approximating  $1,211,475 is available to offset future taxable income; it expires beginning in 2025.

Cumulative sales of stock:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Cumulative sales of stock:

Note 4 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of  $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of  $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of  $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of  $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of  $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to  $0.001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from  $0.95 to  $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of  $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of  $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for  $1.60 per share.

During April 2010, the Company submitted drawdown notices of  $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of  $1.72 per share. These shares were originally recorded as a subscription payable but have been fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of  $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of  $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at  $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of  $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of  $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at  $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at  $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at  $0.29 per share as part of the advisory agreements.

On January 21, 2011, the Company issued 20,000 shares at  $0.29 per share as part of the advisory agreements.

On March 7, 2011, the Company issued 751,880 shares at  $0.40 to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares at  $0.37 to three advisors as part of the advisory agreements.

On May 3, 2011, the Company issued 270,000 shares at  $0.35 to two advisors per their advisory agreements.

On June 15, 2011, the Company issued 45,000 shares at  $0.25 to three advisors as part of their advisory agreements.

Note 4 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of  $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of  $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of  $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of  $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of  $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to  $0.0001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from  $0.95 to  $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of  $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of  $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for  $1.60 per share.

During April 2010, the Company submitted drawdown notices of  $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of  $1.72 per share. These shares were originally recorded as a subscription payable but were fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of  $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of  $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at  $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of  $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of  $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at  $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at  $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at  $0.29 per share as part of the advisory agreements.

Employment and Consulting Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Employment and Consulting Agreements

Note 5 – Employment and Consulting Agreements

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of  $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for  $100,000 and 100,000 shares of stock in which the Company will pay  $40,000 on signing and six equal installments of  $10,000 monthly. As of December 31, 2010,  $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at  $5,000 per month. The Company will also issue 250,000 shares of common stock every six months in advance.

Note 5 – Employment and Consulting Agreements

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of  $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for  $100,000 and 100,000 shares of stock in which the Company will pay  $40,000 on signing and six equal installments of  $10,000 monthly. As of December 31, 2010,  $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at  $5,000 per month. The Company will also issue 250,000 shares of common stock every six months in advance.

Financing Agreement:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Financing Agreement:

Note 6 – Financing Agreement

On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to  $10,000,000 of its common stock. The Common Stock will also have an attached warrant to purchase future shares for  $1.60.

As of March 31, 2011, the Company has drawn  $1,400,000 and has issued 1,970,771 shares to Sunrise Energy Investment.

Note 6 – Financing Agreement

On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to  $10,000,000 of its common stock. The Common Stock will also have an attached warrant to purchase future shares for  $1.60. There were no transactions during the first quarter of 2010.

As of December 31, 2010, the Company has drawn  $1,200,000 and has issued 1,218,891 shares to Sunrise Energy Investment.

Mining Rights:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Mining Rights:

Note 7 – Mining Rights

In September 2008, the Company purchased the Kodiak Lode Mining Claim for  $7,500. The mining claim is in the Sunset Mining District in the extreme southern portion of the State of Nevada. The claim is on 20.66 acres and includes gold, silver, copper and lead. The full mining claim was recorded as a period expense.

On March 2, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc. The purchase is funded by restricted common stock shares. The total purchase price was  $2,280,000

On March 12, 2010 the Company entered into an agreement to purchase 78 mining claims comprising of nearly 6,000 acres with GeoXplor Corporation. The total purchase price was  $1,678,000.

On March 22, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc located in southwestern Australia. The purchase is funded by restricted common shares and cash. The total purchase price was  $2,340,000.

On April 26, 2010 the Company entered into an agreement to purchase 100% of the mining rights of the “Property” located in the State of Nevada. The “Property” includes Clayton Deep which is comprised of 5,280 acres and Full Monty which is comprised of 5,760 acres. The purchase consists of cash and restricted common shares.

Note 7 – Mining Rights

In September 2008, the Company purchased the Kodiak Lode Mining Claim for  $7,500. The mining claim is in the Sunset Mining District in the extreme southern portion of the State of Nevada. The claim is on 20.66 acres and includes gold, silver, copper and lead. The full mining claim was recorded as a period expense.

On March 2, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc. in Alberta, Canada The purchase is funded by restricted common stock shares. The total purchase price was  $2,280,000

On March 12, 2010 the Company entered into an agreement to purchase 78 mining claims comprising of nearly 6,000 acres with GeoXplor Corporation. The total purchase price was  $1,678,000.

On March 22, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc located in southwestern Australia. The purchase is funded by restricted common shares and cash. The total purchase price was  $2,340,000.

On April 26, 2010 the Company entered into an agreement to purchase 100% of the mining rights of the “Property” located in the State of Nevada. The “Property” includes Clayton Deep which is comprised of 5,280 acres and Full Monty which is comprised of 5,760 acres. The purchase consists of cash and restricted common shares.

Notes Payable:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes Payable:

Note 8 – Notes Payable:

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance at June 30, 2011 is  $40,000.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of  $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.

Note 8 – Notes Payable

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance at December 31, 2010 is  $40,000.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of  $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.

Convertible Debentures:	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Convertible Debentures:

Note 9 – Convertible Debentures:

On June 29, 2011, The Company entered into a Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial convertible promissory notes in the amount of  $1,850,000. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance. As of June 30, 2011 the Company has issued and received  $467,870 less the original issue interest charge of  $37,840.

Subsequent Events:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events:

Note 10 – Subsequent Events:

On July 22, 2011, the registrant entered into a letter engagement with MidSouth Capital, Inc. to act as a non-exclusive financial advisor, investment bank and placement agent on a best efforts basis.

MidSouth agrees to introduce the registrant to certain potential investor candidates. Upon written request from the registrant, MidSouth may designate independent counsel to prepare the appropriate documents, including subscription and escrow agreement, with regard to the terms of any financial transactions and the closing thereof. The registrant is responsible for any and all reasonable expenses associated with the offering and the closing documents, escrow and escrow agent. However incurrence of all such expenses shall require the prior written consent for those expenses from the registrant.

Restricted Stock: Additionally, the registrant agrees to grant MidSouth 50,000 shares of restricted stock per every  $100,000 raised for a period of two (2) years.

On July 7, 2011, JMJ Financial executed the first of ten promissory notes and paid  $50,000 as an initial payment. As a result, the six month period started on July 7, 2011.

On July 27, 2011, the registrant entered into a geophysical service agreement with Magee Geophysical Services LLC Contractor. Magee agreed to conduct during the approximate period of August, 2011, a gravity survey over an area specified by the registrant over the Clayton Deep Prospect in Esmeralda County, Nevada.

Note 9 – Subsequent Events

On January 20, 2011, the Company issued 20,000 shares of stock to one advisor as part of the advisory agreement.

On February 17, 2011, the Company entered into an agreement with GeoXplor Corporation for the initial stages of its drilling program. The value of this agreement is  $155,125.

On February 28, 2011, the Company drew down  $200,000 on their financing agreement.

On March 7, 2011, the Company issued 751,880 shares to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares of stock to three advisors as part of the advisory agreement.

New accounting pronouncements:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
New accounting pronouncements:

Note 11 - New accounting pronouncements:

Recent Accounting Pronouncements

In May 2008, the Accounting Standards Codification issued 944.20.15, “Accounting for Financial Guarantee Insurance Contracts-and interpretation of Accounting Standards Codification 944.20.05”. Accounting Standards Codification 944.20.15 clarifies how Accounting Standards Codification 944.20.05 applies to financial guarantee insurance contracts, including the recognition and measurement of premium revenue and claims liabilities. This statement also requires expanded disclosures about financial guarantee insurance contracts. Accounting Standards Codification 944.20.15 is effective for fiscal years beginning on or after December 15, 2008, and interim periods within those years. Accounting Standards Codification 944.20.15 has no effect on the Company’s financial position, statements of operations, or cash flows at this time.

In March 2008, the Accounting Standards Codification issued 815.10.15, Disclosures about Derivative Instruments and Hedging Activities—an amendment of Accounting Standards Codification 815.10.05.  This standard requires companies to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under 815.10.15 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. This Statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company has not yet adopted the provisions of Accounting Standards Codification 815.10.15, but does not expect it to have a material impact on its consolidated financial position, results of operations or cash flows.

In December 2007, the Accounting Standards Codification 815.10.65, Noncontrolling Interests in Consolidated Financial Statements—an amendment of Accounting Standards Codification 810.10.65.  This statement amends Accounting Standards Codification 810.10.65 to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. Before this statement was issued, limited guidance existed for reporting noncontrolling interests. As a result, considerable diversity in practice existed. So-called minority interests were reported in the consolidated statement of financial position as liabilities or in the mezzanine section between liabilities and equity. This statement improves comparability by eliminating that diversity. This statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 (that is, January 1, 2009, for entities with calendar year-ends). Earlier adoption is prohibited. The effective date of this statement is the same as that of the related Accounting Standards Codification 805.10.10 (revised 2007). The Company will adopt this Statement beginning March 1, 2009. It is not believed that this will have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In December 2007, the Accounting Standards Codification, issued Accounting Standards Codification 805.10.10 (revised 2007), Business Combinations.’  This Statement establishes principles and requirements for how the acquirer: (a) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; (b) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and (c) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. An entity may not apply it before that date. The effective date of this statement is the same as that of the related Accounting Standards Codification 810.10.65, Noncontrolling Interests in Consolidated Financial Statements.  The Company will adopt this statement beginning March 1, 2009. It is not believed that this will have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In February 2007, the Accounting Standards Codification, issued Accounting Standards Codification 810.10.65, The Fair Value Option for Financial Assets and Liabilities—Including an Amendment of Accounting Standards Codification 320.10.05.  This standard permits an entity to choose to measure many financial instruments and certain other items at fair value. This option is available to all entities. Most of the provisions in Accounting Standards Codification 810.10.65 are elective; however, an amendment to Accounting Standards Codification 320.10.05 Accounting for Certain Investments in Debt and Equity Securities applies to all entities with available for sale or trading securities. Some requirements apply differently to entities that do not report net income. Accounting Standards Codification 810.10.65 is effective as of the beginning of an entities first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided that the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of ASC 810 Fair Value Measurements.  The Company will adopt Accounting Standards Codification 810 beginning March 1, 2008 and is currently evaluating the potential impact the adoption of this pronouncement will have on its consolidated financial statements.

In September 2006, the Accounting Standards Codification issued Accounting Standards Codification 820, Fair Value Measurements.  This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. This statement applies under other accounting pronouncements that require or permit fair value measurements, the Board having previously concluded in those accounting pronouncements that fair value is the relevant measurement attribute. Accordingly, this statement does not require any new fair value measurements. However, for some entities, the application of this statement will change current practice. This statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Earlier application is encouraged, provided that the reporting entity has not yet issued financial statements for that fiscal year, including financial statements for an interim period within that fiscal year. The Company will adopt this statement March 1, 2008, and it is not believed that this will have an impact on the Company’s consolidated financial position, results of operations or cash flows.

Note 10 - New accounting pronouncements:

Recent Accounting Pronouncements

In May 2008, the Accounting Standards Codification issued 944.20.15, “Accounting for Financial Guarantee Insurance Contracts-and interpretation of Accounting Standards Codification 944.20.05”. Accounting Standards Codification 944.20.15 clarifies how Accounting Standards Codification 944.20.05 applies to financial guarantee insurance contracts, including the recognition and measurement of premium revenue and claims liabilities. This statement also requires expanded disclosures about financial guarantee insurance contracts. Accounting Standards Codification 944.20.15 is effective for fiscal years beginning on or after December 15, 2008, and interim periods within those years. Accounting Standards Codification 944.20.15 has no effect on the Company’s financial position, statements of operations, or cash flows at this time.

In March 2008, the Accounting Standards Codification issued 815.10.15, Disclosures about Derivative Instruments and Hedging Activities—an amendment of Accounting Standards Codification 815.10.05.  This standard requires companies to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under 815.10.15 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. This Statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company has not yet adopted the provisions of Accounting Standards Codification 815.10.15, but does not expect it to have a material impact on its consolidated financial position, results of operations or cash flows.

In December 2007, the Accounting Standards Codification 815.10.65, Noncontrolling Interests in Consolidated Financial Statements—an amendment of Accounting Standards Codification 810.10.65.  This statement amends Accounting Standards Codification 810.10.65 to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. Before this statement was issued, limited guidance existed for reporting noncontrolling interests. As a result, considerable diversity in practice existed. So-called minority interests were reported in the consolidated statement of financial position as liabilities or in the mezzanine section between liabilities and equity. This statement improves comparability by eliminating that diversity. This statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 (that is, January 1, 2009, for entities with calendar year-ends). Earlier adoption is prohibited. The effective date of this statement is the same as that of the related Accounting Standards Codification 805.10.10 (revised 2007). The Company will adopt this Statement beginning March 1, 2009. It is not believed that this will have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In December 2007, the Accounting Standards Codification, issued Accounting Standards Codification 805.10.10 (revised 2007), Business Combinations.’  This Statement establishes principles and requirements for how the acquirer: (a) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; (b) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and (c) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. An entity may not apply it before that date. The effective date of this statement is the same as that of the related Accounting Standards Codification 810.10.65, Noncontrolling Interests in Consolidated Financial Statements.  The Company will adopt this statement beginning March 1, 2009. It is not believed that this will have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In February 2007, the Accounting Standards Codification, issued Accounting Standards Codification 810.10.65, The Fair Value Option for Financial Assets and Liabilities—Including an Amendment of Accounting Standards Codification 320.10.05.  This standard permits an entity to choose to measure many financial instruments and certain other items at fair value. This option is available to all entities. Most of the provisions in Accounting Standards Codification 810.10.65 are elective; however, an amendment to Accounting Standards Codification 320.10.05 Accounting for Certain Investments in Debt and Equity Securities applies to all entities with available for sale or trading securities. Some requirements apply differently to entities that do not report net income. Accounting Standards Codification 810.10.65 is effective as of the beginning of an entities first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided that the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of ASC 810 Fair Value Measurements.  The Company will adopt Accounting Standards Codification 810 beginning March 1, 2008 and is currently evaluating the potential impact the adoption of this pronouncement will have on its consolidated financial statements.

In September 2006, the Accounting Standards Codification issued Accounting Standards Codification 820, Fair Value Measurements.  This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. This statement applies under other accounting pronouncements that require or permit fair value measurements, the Board having previously concluded in those accounting pronouncements that fair value is the relevant measurement attribute. Accordingly, this statement does not require any new fair value measurements. However, for some entities, the application of this statement will change current practice. This statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Earlier application is encouraged, provided that the reporting entity has not yet issued financial statements for that fiscal year, including financial statements for an interim period within that fiscal year. The Company will adopt this statement March 1, 2008, and it is not believed that this will have an impact on the Company’s consolidated financial position, results of operations or cash flows.